Intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Intangible assets
Beginning Balance	€ 46.8
Ending Balance	146.4
Landing rights
Intangible assets
Beginning Balance	46.8
Acquisition through business combinations	99.6
Ending Balance	146.4
Impairment of intangible assets	€ 0.0
Discounted cash-flow projections period	20 years
Estimated discount rate applicable	6.00%	6.00%	4.00%